TRADE RECEIVABLES - Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Trade receivables	R$ 6,225.8	R$ 5,737.5
Bad debt provision	(721.0)	(679.1)
Net, trade receivables	5,504.8	5,058.4
Related parties (Note 30)	236.7	290.7
Total current trade receivables	R$ 5,741.5	R$ 5,349.1